CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 6,854	$ 9,561
Short-term deposits	23,423	48,046
Cash and cash equivalents	$ 30,277	$ 23,564	$ 77,109	$ 101,953